UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     July 28, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $198,129 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101      362    10000 SH       SOLE                        0    10000        0
AMGEN INC                      COM              031162100     6061    92924 SH       SOLE                        0    92924        0
APPLE COMPUTER INC             COM              037833100     4916    85840 SH       SOLE                        0    85840        0
ARTHROCARE CORP                COM              043136100     6654   158383 SH       SOLE                        0   158383        0
BROADCOM CORP                  CL A             111320107     7428   244895 SH       SOLE                        0   244895        0
CHEESECAKE FACTORY INC         COM              163072101     3343   124060 SH       SOLE                        0   124060        0
CHICOS FAS INC                 COM              168615102     7745   287053 SH       SOLE                        0   287053        0
CISCO SYS INC                  COM              17275R102     3642   186512 SH       SOLE                        0   186512        0
COACH INC                      COM              189754104     4006   133970 SH       SOLE                        0   133970        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    11537   171245 SH       SOLE                        0   171245        0
EBAY INC                       COM              278642103     4951   169035 SH       SOLE                        0   169035        0
GENENTECH INC                  COM NEW          368710406    10655   130255 SH       SOLE                        0   130255        0
GILEAD SCIENCES INC            COM              375558103    12085   204281 SH       SOLE                        0   204281        0
GOOGLE INC                     CL A             38259P508     5800    13831 SH       SOLE                        0    13831        0
HEALTHWAYS INC                 COM              422245100     8367   158955 SH       SOLE                        0   158955        0
KYPHON INC                     COM              501577100     8441   220045 SH       SOLE                        0   220045        0
LIFECELL CORP                  COM              531927101     6345   205215 SH       SOLE                        0   205215        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     4353   196410 SH       SOLE                        0   196410        0
MONSTER WORLDWIDE INC          COM              611742107     5934   139100 SH       SOLE                        0   139100        0
NETWORK APPLIANCE INC          COM              64120L104    12613   357297 SH       SOLE                        0   357297        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     6746   177436 SH       SOLE                        0   177436        0
PANERA BREAD CO                CL A             69840W108     6695    99565 SH       SOLE                        0    99565        0
QUALCOMM INC                   COM              747525103     9172   228899 SH       SOLE                        0   228899        0
STARBUCKS CORP                 COM              855244109    11499   304535 SH       SOLE                        0   304535        0
SYNOPSYS INC                   COM              871607107     3405   181407 SH       SOLE                        0   181407        0
TEXAS ROADHOUSE INC            CL A             882681109     3754   277655 SH       SOLE                        0   277655        0
VENTANA MED SYS INC            COM              92276H106     6653   141015 SH       SOLE                        0   141015        0
VERISIGN INC                   COM              92343E102     8155   351961 SH       SOLE                        0   351961        0
YAHOO INC                      COM              984332106     6320   191520 SH       SOLE                        0   191520        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108       41    20000 SH       SOLE                        0    20000        0
ZUMIEZ INC                     COM              989817101      451    12000 SH       SOLE                        0    12000        0